Offerings - Offering: 1	May 22, 2026
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A common shares, no par value
Fee Rate	0.01381%
Offering Note	An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices pursuant to this Registration Statement. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, BBB Foods Inc. ("BBB Foods") is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a "pay as you go" basis. BBB Foods will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.